Acquisitions (Pro Forma Results) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Parent Company [Member]
Total revenues	$ 473,170	$ 423,649
Net income available to common stockholders/unitholders	19,786	12,531
Net income per share/unit available to common stockholders/unitholders - basic and diluted	$ 0.15	$ 0.11
BIOMED REALTY, L.P. [Member]
Total revenues	473,170	423,649
Net income available to common stockholders/unitholders	$ 20,355	$ 13,077
Net income per share/unit available to common stockholders/unitholders - basic and diluted	$ 0.15	$ 0.11